Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
23.
Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.

The following is a summary of significant transactions with members of key management during the six months ended June 30, 2022 and 2023. There were no balances with members of key management as of June 30, 2022 and 2023.

On May 27, 2022, a member of key management surrendered 60,540 shares to the Company for no consideration. The surrendered shares were cancelled. In relation to the share surrender, the Company did not enter into any agreement or commitment for future consideration or compensation.

Key management personnel compensation:

	Six Months Ended June 30,
	2022	2023
	RMB’000	RMB’000
Wages, salaries and bonuses	11,287	10,671
Share-based compensation expenses (i)	861	7,345
Contributions to defined contribution plan	118	190
Welfare, housing funds and other	117	116

(i)
For the six months ended June 30, 2022, the share-based compensation expenses included a credit of RMB 4.4 million from forfeitures of unvested stock options from the departure of a member of key management.